STEIN ROE ANNUITY
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
DEFERRED VARIABLE ANNUITY CONTRACTS
ISSUED BY
Variable Account A
OF
KEYPORT LIFE INSURANCE COMPANY
SUPPLEMENT DATED MAY 16, 2002
TO
PROSPECTUS DATED MAY 1, 2002

------------------------------------------------------------------------------------------------------------------

This supplement contains information about the Wanger U.S. Small Cap fund.

Effective immediately, Wanger U.S. Small Cap has changed its name to Wanger U.S. Smaller Companies.

------------------------------------------------------------------------------------------------------------------

Service Office:
P.O. Box 691
Leesburg, VA 20178
(877)569-3789

Distributed by:
Keyport Financial Services Corp.
One Sun Life Executive Park
Boston, Massachusetts 02110

SRA.SUP	05/02